Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset

The components of the net deferred tax asset are as follows:

	In Thousands
	2014	2013
Deferred tax asset:
Federal	$9,818	11,638
State	1,556	1,928

	11,374	13,566

Deferred tax liability:
Federal	(1,829)	(1,768)
State	(374)	(361)

	(2,203)	(2,129)

Net deferred tax asset	$9,171	11,437

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2014	2013
Financial statement allowance for loan losses in excess of tax allowance	$8,191	8,330
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,723)	(1,650)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,010	908
Writedown of other real estate not deductible for income tax purposes until sold	1,024	1,586
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	421	2,666
Miscellaneous	728	77

	$9,171	11,437

Summary of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2014
Current	$10,201	1,475	11,676
Deferred	526	108	634

Total	$10,727	1,583	12,310

2013
Current	$7,193	1,045	8,238
Deferred	898	170	1,068

Total	$8,091	1,215	9,306

2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense

	In Thousands
	2014	2013	2012
Computed “expected” tax expense	$11,250	8,559	6,686
State income taxes, net of Federal income tax benefit	1,029	937	780
Tax exempt interest, net of interest expense exclusion	(244)	(234)	(203)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	290	204	206
Earnings on cash surrender value of life insurance	(128)	(25)	(82)
Expenses not deductible for tax purposes	37	35	26
Stock based compensation expense	14	11	10
Other	62	(181)	92

	$12,310	9,306	7,515